Bingham McCutchen LLP
                               One Federal Street
                           Boston, Massachusetts 02110


                                                               October 28, 2009


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:     Pioneer Bond Fund; Post-Effective Amendment No. 47 to
        Registration Statement on Form N-1A (File Nos. 002-62436 and 811-02864)


Ladies and Gentlemen:

     On behalf of Pioneer Bond Fund (the "Fund"), a Delaware statutory trust (the "Fund"), we are hereby filing Post-Effective Amendment No. 47 (the "Amendment") to the registration statement for the Fund on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act").

     The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act, and is to be effective on Novembwer 1, 2009, for the purpose of including the financial statements of the Fund and for making various other related changes, none of which renders the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485.

     Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any comments or questions relating to the filing.
                                                                      Sincerely,




                                                        /s/Jeremy B. Kantrowitz
                                                           Jeremy B. Kantrowitz


cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.